Note 14 - Stockholders' Equity (Successor) (Details Textual) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Shares, Outstanding, Ending Balance (in shares)	91,967,565
Class of Warrant or Right, Outstanding (in shares)	10,225,472
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	21,694,763
Contingent Value Right [Member]
Class of Warrant or Right, Outstanding (in shares)	10,209,300
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	2.125